32. Operating Costs and Expenses	12 Months Ended
Dec. 31, 2018
Operating Costs And Expenses
Operating Costs and Expenses

			General and	Other
	Operational	Selling	administrative	operating
	costs	expenses	expenses	expenses, net	12.31.2018
Electricity purchased for resale (32.1)	(6,361,178)	-	-	-	(6,361,178)
Charge of the main distribution and transmission grid	(1,176,780)	-	-	-	(1,176,780)
Personnel and management (32.2)	(978,878)	(18,460)	(360,447)	-	(1,357,785)
Pension and healthcare plans (Note 24.3)	(176,102)	(2,447)	(65,201)	-	(243,750)
Materials and supplies	(68,920)	(655)	(12,182)	-	(81,757)
Materials and supplies for power electricity	(19,729)	-	-	-	(19,729)
Natural gas and supplies for gas business	(412,618)	-	-	-	(412,618)
Third-party services (32.3)	(392,869)	(23,266)	(156,092)	-	(572,227)
Depreciation and amortization	(709,575)	(15)	(26,015)	(13,574)	(749,179)
Credit losses, provisions and reversals (32.4)	18,920	(81,936)	-	(243,681)	(306,697)
Construction cost (32.5)	(1,052,208)	-	-	-	(1,052,208)
Other operating costs and expenses, net (32.6)	(171,751)	(21,930)	(103,597)	(45,435)	(342,713)
	(11,501,688)	(148,709)	(723,534)	(302,690)	(12,676,621)

			General and	Other
	Operational	Selling	administrative	operating
	costs	expenses	expenses	expenses, net	12.31.2017
Electricity purchased for resale (32.1)	(6,165,450)	-	-	-	(6,165,450)
Charge of the main distribution and transmission grid	(712,030)	-	-	-	(712,030)
Personnel and management (32.2)	(984,011)	(20,435)	(338,898)	-	(1,343,344)
Pension and healthcare plans (Note 24.3)	(175,479)	(2,424)	(59,694)	-	(237,597)
Materials and supplies	(71,535)	(968)	(10,621)	-	(83,124)
Materials and supplies for power electricity	(97,360)	-	-	-	(97,360)
Natural gas and supplies for gas business	(309,542)	-	-	-	(309,542)
Third-party services (32.3)	(386,435)	(18,826)	(116,254)	-	(521,515)
Depreciation and amortization	(686,007)	(16)	(32,070)	(13,506)	(731,599)
Credit losses, provisions and reversals (32.4)	122,782	(90,478)	-	(397,843)	(365,539)
Construction cost (32.5)	(1,003,881)	-	-	-	(1,003,881)
Other operating costs and expenses, net (32.6)	(196,942)	(35,903)	(128,138)	(52,967)	(413,950)
	(10,665,890)	(169,050)	(685,675)	(464,316)	(11,984,931)

			General and	Other
	Operational	Selling	administrative	operating
	costs	expenses	expenses	expenses, net	12.31.2016
Electricity purchased for resale (32.1)	(4,685,604)	-	-	-	(4,685,604)
Charge of the main distribution and transmission grid	(866,243)	-	-	-	(866,243)
Personnel and management (32.2)	(976,027)	(17,314)	(311,077)	-	(1,304,418)
Pension and healthcare plans (Note 24.3)	(192,880)	(2,616)	(64,271)	-	(259,767)
Materials and supplies	(71,747)	(851)	(8,865)	-	(81,463)
Materials and supplies for power electricity	(33,352)	-	-	-	(33,352)
Natural gas and supplies for gas business	(325,413)	-	-	-	(325,413)
Third-party services (32.3)	(369,442)	(53,659)	(127,392)	-	(550,493)
Depreciation and amortization	(664,470)	(31)	(30,290)	(13,505)	(708,296)
Credit losses, provisions and reversals (32.4)	(567,112)	(184,610)	-	(16,974)	(768,696)
Construction cost (32.5)	(1,280,745)	-	-	-	(1,280,745)
Other operating costs and expenses, net (32.6)	(201,080)	8,633	(199,250)	(23,159)	(414,856)
	(10,234,115)	(250,448)	(741,145)	(53,638)	(11,279,346)

32.1	Energy purchased for resale

	12.31.2018	12.31.2017	12.31.2016
Purchase of Energy in the Regulated Environment - CCEAR	2,599,345	2,693,976	3,219,900
Electric Energy Trade Chamber - CCEE	1,850,021	1,766,091	535,656
Itaipu Binacional	1,272,177	1,117,957	1,089,804
Bilateral contracts	928,741	766,803	20,006
Program for incentive to alternative energy sources - Proinfa	228,295	217,646	242,910
Micro and mini generators and repurchase of customers	12,373	3,892	561
(-) PIS/Pasep/Cofins taxes on electricity purchased for resale	(529,774)	(400,915)	(423,233)
	6,361,178	6,165,450	4,685,604

32.2	Personnel and Management

	12.31.2018	12.31.2017	12.31.2016
Personnel
Wages and salaries	794,966	806,119	801,789
Social charges on payroll	261,459	266,183	257,519
Meal assistance and education allowance	113,177	119,881	109,999
Provisions for profit sharing (a)	91,526	68,817	64,814
Voluntary retirement program	69,289	53,468	44,276
	1,330,417	1,314,468	1,278,397
Management
Wages and salaries	21,422	22,895	20,639
Social charges on payroll	5,695	5,635	5,136
Other expenses	251	346	246
	27,368	28,876	26,021
	1,357,785	1,343,344	1,304,418
(a) According to Federal Law No. 10,101/2000, State Decree No. 1,978/2007 and State Law No. 16,560/2010.

32.3	Third party services

	12.31.2018	12.31.2017	12.31.2016
Maintenance of electrical system	144,211	135,265	160,720
Communication, processing and transmission of data	115,397	94,230	61,317
Maintenance of facilities	91,872	95,176	90,451
Meter reading and bill delivery	43,968	49,647	49,462
Consulting and audit	41,615	21,589	41,396
Consumer service	34,502	29,789	21,000
Other services	100,662	95,819	126,147
	572,227	521,515	550,493

32.4	Credit losses, provisions and reversals

	12.31.2018	12.31.2017	12.31.2016
Provision for litigations	219,636	386,373	(21,408)
Impairment of assets
Accounts receivable related to the concession compensation (Note 11.1)	(4,758)	(1,117)	75
Credits on sales and purchases of gas	-	(123,586)	87,479
Property, plant and equipment (Note 18.7)	(14,162)	1,921	494,023
Expected credit losses (Trade accounts and Other current receivables)	96,202	90,478	184,610
Tax credits estimated losses	9,779	11,470	23,917
	306,697	365,539	768,696

32.5	Construction costs

	12.31.2018	12.31.2017	12.31.2016
Materials and supplies	507,899	387,278	588,414
Third party services	400,680	437,788	495,309
Personnel	124,469	143,266	135,272
Others	19,160	35,549	61,750
	1,052,208	1,003,881	1,280,745

32.6	Other operating costs and expenses, net

	12.31.2018	12.31.2017	12.31.2016
Losses in the decommissioning and disposal of assets	106,675	58,569	43,496
Financial offset for the use of water resources	105,310	110,971	183,014
Taxes	84,492	87,759	29,443
Leasing and rent (32.6.1)	40,016	32,037	35,453
Compensation	30,949	45,712	89,531
Advertising and publicity	22,135	27,768	37,451
Losses in business combination (Note 1.2.3)	3,769	-	-
Gain (loss) on sale of investments (a)	(8,174)	(28,650)	-
Results of the change in the investment valuation method	-	-	(52,107)
Other net income, costs and expenses (b)	(42,459)	79,784	48,575
	342,713	413,950	414,856
(a) In 2018, the gain on the sale of the associated company Dois Saltos Empreendimentos de Geração de Energia Elétrica Ltda. was R$ 11,000 and the loss on the disposal of the jointly-owned subsidiary Transmissora Sul Brasileira de Energia S.A. was R$ 2,826 (Note 1.2). In 2017, the gain on the disposal of the shares of Companhia de Saneamento do Paraná – Sanepar was R$ 28,650.
(b) This balance of 2018 includes the revenue of R$ 72,068 related to the reimbursement with suppliers of assets of windfarms of the Brisa Complex.

32.6.1	Leases and rentals

	12.31.2018	12.31.2017	12.31.2016
Real estate	29,216	29,749	29,911
Others	12,237	3,588	6,919
(-) PIS and Cofins credits	(1,437)	(1,300)	(1,377)
	40,016	32,037	35,453

32.6.2	Commitments from leases and rents

	Less than		Over	Total
	1 year	1 to 5 years	5 years	12.31.2018
Real Estate	26,457	66,886	178,550	271,893
Vehicles	17,003	50,241	-	67,244
Equipments	773	2,900	-	3,673
	44,233	120,027	178,550	342,810

The balance includes land lease values for which, after the start-up of the project, payments are variable, applying a percentage of the gross revenue less the deductions foreseen in the contract (taxes, fees and contributions).